Note Payable (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 21, 2018	Mar. 31, 2019	Dec. 31, 2018
Credit Agreement [Member]
Revolving line of credit	$ 350,000
Line of credit facility, maximum borrowing capacity	$ 350,000
Line of credit facility, description	85% of Eligible Accounts (as defined in the Credit Agreement). Borrowings under the Credit Agreement may be used for working capital and to refinance certain existing debt of PVBJ. The Credit Agreement contains certain customary representations and warranties, affirmative and negative covenants, and events of default. Principal covenants include a debt service coverage ratio of not less than 1.15 to 1.0, a fixed charge coverage ratio of not less than 1.15 to 1.0, and maintaining a tangible net worth of at least $150,000, excluding intercompany loans to H/Cell.
Tangible capital, net	$ 150,000
Loan commitment, expiration date	Aug. 21, 2020
Loan commitment fee	$ 7,000	$ 3,500	$ 3,500
Monthly monitoring fees, percentage	0.33%
Amount available for borrowing		120,848
Credit Agreement [Member] | Thermo Communications Funding, LLC [Member]
Monthly monitoring fees, percentage	4.00%
Early termination fees	$ 350,000
Credit Agreement [Member] | First Anniversary [Member]
Loan commitment fee		$ 3,500	3,500
Credit Agreement [Member] | Minimum [Member]
Line of credit interest percentage	9.50%
Credit Agreement [Member] | Prime Rate [Member]
Line of credit interest percentage	5.00%
Thermo Credit Agreement [Member]
Amount available for borrowing			$ 38,296